UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
FEBRUARY 13, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED ON MAY 14, 2003 OR IS NO LONGER WARRANTED.

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ X ]; Amendment Number:    1
                                                 -------------
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                International Specialty Products Inc.
Address:             300 Delaware Avenue, Suite 303
                     Wilmington, Delaware  19801

Form 13F File Number: 028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Richard A. Weinberg
Title:               Executive Vice President and General Counsel
Phone:               973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg          Wayne, New Jersey       May 19, 2003
--------------------------      ---------------------    -------------
      [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          3

Form 13F Information Table Value Total:         $255,563
                                               (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number               Name
---          --------------------               ----

2                      028-06621           ISP Investco LLC

3                      028-06623           International Specialty Holdings Inc.


NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1                  Column 2    Column 3       Column 4       Column 5     Column 6      Column 7            Column 8

                           Title                                     Shares
                             Of                        Value           or       Investment       Other         Voting Authority
Name of Issuer             Class       CUSIP        (x $1,000)      Prin Amt    Discretion     Managers   Sole       Shared     None
--------------             -----       -----        ----------      --------    ----------     --------   ----  -    ------     ----
Household International     COM      441815107          57,907    2,082,225 SH   DEFINED         2,3                2,082,225
Dole Foods                  COM      256605106          19,152      587,850 SH   DEFINED         2,3                  587,850
Pharmacia                   COM      71713U102         178,504    4,270,425 SH   DEFINED         2,3                4,270,425



                                     Column Total      255,563



Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.


As of 12/31/02